Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Pay Versus Performance Table

As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of SEC Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our named executive officers (“NEOs”), within the meaning of such rules, and certain financial performance measures of our Company. The table below provides information regarding compensation actually paid to our CEO, our principal executive officer (“PEO”), and average compensation actually paid to our other non-PEO NEOs during each of the past three fiscal years, as well as total stockholder return and net income (loss) for each of the past three fiscal years.

Year	Summary Compensation Table Total for PEO(1)(2) ($)	Compensation Actually Paid to PEO(3)(4) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(5) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(6)(7) ($)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(8) ($)	Net Loss(9) ($)
2025	346,824	309,431	348,200	314,258	5.08	7,157,946
2024	309,491	277,097	273,589	242,535	16.10	4,300,692
2023	291,527	261,326	221,553	195,430	28.25	8,521,837

(1)	NEOs included in these columns reflect the following:

●	PEO: Michael W. DePasquale

●	Non-PEO NEOs: Cecilia C. Welch and James D. Sullivan

(2)	Amounts reported represent the Summary Compensation Table total for our CEO for each of the years presented.

(3)

Amounts reported represent compensation actually paid to our CEO for each of the years presented. The dollar amounts in this column do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year.

(4)	Compensation actually paid to our PEO consists of the following amounts deducted from or added to the Summary Compensation Table total for our CEO for each of the years presented:

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PEO Total Compensation Amount	$ 346,824	$ 309,491	$ 291,527
PEO Actually Paid Compensation Amount	$ 309,431	277,097	261,326
Adjustment To PEO Compensation, Footnote
Michael W. DePasquale
Summary Compensation Table Total for 2025	$346,824
Deduct: Stock awards(a)	33,750
Add: Year-end value of equity awards granted during the year that are outstanding and unvested(b)	24,300
Add: Change in fair value of equity awards granted in prior years that are outstanding and unvested(c)	(19,480)
Add: Change in fair value of equity awards granted in prior years that vested during the year(d)	(8,463)
Compensation Actually Paid for 2025	309,431

Summary Compensation Table Total for 2024	$309,491
Deduct: Stock awards(a)	24,000
Add: Year-end value of equity awards granted during the year that are outstanding and unvested(b)	27,360
Add: Change in fair value of equity awards granted in prior years that are outstanding and unvested(c)	(6,462)
Add: Change in fair value of equity awards granted in prior years that vested during the year(d)	(29,292)
Compensation Actually Paid for 2024	277,097

Summary Compensation Table Total for 2023	$291,527
Deduct: Stock awards(a)	19,250
Add: Year-end value of equity awards granted during the year that are outstanding and unvested(b)	5,835
Add: Change in fair value of equity awards granted in prior years that are outstanding and unvested(c)	(8,356)
Add: Change in fair value of equity awards granted in prior years that vested during the year(d)	(8,430)
Compensation Actually Paid for 2023	261,326

(a)	Represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)	Represents the year-end value of equity awards granted during the applicable year that are outstanding and unvested as of the end of such applicable year.

(c)

Represents the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of such applicable year.

(d)	Represents the amount of change in fair value as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in prior years that vested during the applicable year.

Since we do not have a pension plan, all of the foregoing adjustments are equity award adjustments for each applicable year and include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of such applicable year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any equity awards granted in prior years that are outstanding and unvested as of the end of such applicable year; (iii) for equity awards that are granted and vest in the same applicable year, the fair value as of the vesting date; and (iv) for equity awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year). Adjustments as provided in clause (iii) are inapplicable for all of the years presented in the table.

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The value of restricted stock awards is based on the fair value as of the end of the covered year or change in fair value during the covered year, in each case based on the closing sale price of our common stock, as reported by Nasdaq.

(5)	Average Summary Compensation Table total for non-PEO NEOs reflects the average Summary Compensation Table total for Cecilia C. Welch and James D. Sullivan for 2025, 2024 and 2023.

(6)

Amounts represent the average compensation actually paid to the non-PEO NEOs for each of the years presented. The dollar amounts in this column do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs during the applicable year.

(7)

Average compensation actually paid to non-PEO NEOs reflects the average compensation actually paid to Cecilia C. Welch and James D. Sullivan for 2025, 2024 and 2023 and consists of the following average amounts deducted from and added to the average Summary Compensation Table total for the non-PEO NEOs for each of the years presented:

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Non-PEO NEO Average Total Compensation Amount	$ 348,200	273,589	221,553
Non-PEO NEO Average Compensation Actually Paid Amount	$ 314,258	242,535	195,430
Adjustment to Non-PEO NEO Compensation Footnote
Average Non- PEO NEOs
Average Summary Compensation Table Total for 2025	$348,200
Deduct: Average stock awards(a)	28,125
Add: Average year-end value of equity awards granted during the year that are outstanding and unvested(b)	20,250
Add: Average change in fair value of equity awards granted in prior years that are outstanding and unvested(c)	(18,205)
Add: Average change in fair value of equity awards granted in prior years that vested during the year(d)	(7,862)
Average Compensation Actually Paid for 2025	314,258

Average Summary Compensation Table Total for 2024	$273,589
Deduct: Average stock awards(a)	22,500
Add: Average year-end value of equity awards granted during the year that are outstanding and unvested(b)	25,650
Add: Average change in fair value of equity awards granted in prior years that are outstanding and unvested(c)	(9,099)
Add: Average change in fair value of equity awards granted in prior years that vested during the year(d)	(25,105)
Average Compensation Actually Paid for 2024	242,535

Average Summary Compensation Table Total for 2023	$221,553
Deduct: Average stock awards(a)	16,500
Add: Average year-end value of equity awards granted during the year that are outstanding and unvested(b)	5,001
Add: Average change in fair value of equity awards granted in prior years that are outstanding and unvested(c)	(7,275)
Add: Average change in fair value of equity awards granted in prior years that vested during the year(d)	(7,349)
Average Compensation Actually Paid for 2023	195,430

(a)	Represents the average of the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)	Represents the average of the year-end value of equity awards granted during the applicable year that are outstanding and unvested as of the end of such applicable year.

(c)

Represents the average of the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of such applicable year.

(d)

Represents the average of the amount of change in fair value as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in prior years that vested during the applicable year.

Since we do not have a pension plan, all of the foregoing adjustments are equity award adjustments for each applicable year and include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of such applicable year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any equity awards granted in prior years that are outstanding and unvested as of the end of such applicable year; (iii) for equity awards that are granted and vest in the same applicable year, the fair value as of the vesting date; and (iv) for equity awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year). Adjustments as provided in clause (iii) are inapplicable for all of the years presented in the table.

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The value of restricted stock awards is based on the fair value as of the end of the covered year or change in fair value during the covered year, in each case based on the closing sale price of our common stock, as reported by Nasdaq.

(8)

The total shareholder return is calculated by the difference between our common stock price at the end of the three-year measurement period by our stock price at the beginning of the measurement period. Because we do not pay any dividends, our total stockholder return does not assume the reinvestment of dividends.

(9)	Amounts reported represent the amount of net loss reflected in our audited consolidated financial statements for the applicable year.

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Compensation Actually Paid vs. Total Shareholder Return

Pay Versus Performance Relationship

In accordance with Item 402(v) of SEC Regulation S-K, we are providing the following narrative of the relationships between information presented in the Pay Versus Performance table above.

Compensation Actually Paid and Company TSR. The amount of compensation actually paid to our PEO and Non-PEO NEOs was not aligned with TSR over the three years presented in the table. This misalignment was due in part to increases in salary and other compensation during the years presented, which increases are not tied to the performance of our common stock.

Compensation Actually Paid and Net Loss. The amount of compensation actually paid to our PEO and our Non-PEO NEOs is not aligned with our net loss over the three years presented in the table. This is because increases in salary and other compensation in 2025 was not tied to profitability.

Compensation Actually Paid vs. Net Income

Pay Versus Performance Relationship

In accordance with Item 402(v) of SEC Regulation S-K, we are providing the following narrative of the relationships between information presented in the Pay Versus Performance table above.

Compensation Actually Paid and Company TSR. The amount of compensation actually paid to our PEO and Non-PEO NEOs was not aligned with TSR over the three years presented in the table. This misalignment was due in part to increases in salary and other compensation during the years presented, which increases are not tied to the performance of our common stock.

Compensation Actually Paid and Net Loss. The amount of compensation actually paid to our PEO and our Non-PEO NEOs is not aligned with our net loss over the three years presented in the table. This is because increases in salary and other compensation in 2025 was not tied to profitability.

Total Shareholder Return Amount	$ 5.08	16.1	28.25
Net Income (Loss)	7,157,946	4,300,692	8,521,837
PEO Name				Michael W. DePasquale
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,750	24,000	19,250
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,300	27,360	5,835
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,480)	(6,462)	(8,356)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,463)	(29,292)	(8,430)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,125	22,500	16,500
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,250	25,650	5,001
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,205)	(9,099)	(7,275)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,862)	$ (25,105)	$ (7,349)